GOODWILL AND OTHER INTANGIBLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized intangible assets - core deposits [Abstract]
Gross Carrying Amount	$ 11,916	$ 11,916
Accumulated Amortization	7,610	6,590
Unamortized intangible assets - goodwill [Abstract]
Gross Carrying Amount	28,300	28,300
Intangible amortization expense	1,000	$ 1,100	$ 1,000
Summary of estimated core deposit intangible amortization [Abstract]
2021	970
2022	785
2023	547
2024	516
2025	487
2026 and thereafter	1,001
Total	$ 4,306